UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: John M. Loffredo, Chief Executive
        Officer, The Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2005                      (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
                          Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 129.4%             Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                                   Series B (i):
                         $ 1,300       4.61%* due 5/01/2021                                                               $     598
                             825       5.50% due 5/01/2039                                                                      944
                         ----------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance Agency, Education Revenue Bonds:
                           1,100       (Belmont Hill School), 5% due 9/01/2031                                                1,123
                             400       (Middlesex School Project), 5% due 9/01/2033                                             407
                             250       (Xaverian Brothers High School), 5.65% due 7/01/2029                                     257
                         ----------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds,
                                   Series A:
                             855       (Edgecombe Project), 6.75% due 7/01/2021                                                 892
                             850       (Overlook Communities Inc.), 6.125% due 7/01/2024                                        837
                         ----------------------------------------------------------------------------------------------------------
                           1,250   Massachusetts State Development Finance Agency, First Mortgage Revenue Refunding
                                   Bonds (Symmes Life Care, Inc. - Brookhaven at Lexington), Series A, 5%
                                   due 3/01/2035 (l)                                                                          1,244
                         ----------------------------------------------------------------------------------------------------------
                             825   Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                   (Ogden Haverhill Associates), AMT, Series A, 6.70% due 12/01/2014                            893
                         ----------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance Agency Revenue Bonds:
                             500       (College of Pharmacy and Allied Health Services), Series D, 5% due 7/01/2027             511
                             400       (Franklin W. Olin College), Series B, 5.25% due 7/01/2033 (i)                            418
                           1,000       (Massachusetts College of Pharmacy and Health Sciences), 5.75% due 7/01/2033           1,036
                             425       (Massachusetts Council of Human Service Providers, Inc.), Series C, 6.60%
                                       due 8/15/2029                                                                            410
                             400       (Suffolk University), 5.75% due 7/01/2019                                                418
                             500       (Volunteers of America - Ayer Limited Partnership), AMT, Series A, 6.20%
                                       due 2/20/2046 (k)                                                                        540
                             700       (WGBH Educational Foundation), Series A, 5.375% due 1/01/2042 (a)                        737
                           1,100       (WGBH Educational Foundation), Series A, 5.75% due 1/01/2042 (a)                       1,308
                             600       (Western New England College), 5.875% due 12/01/2022                                     630
                             540       (The Wheeler School), 6.50% due 12/01/2029                                               566
                         ----------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance Agency, Revenue Refunding Bonds:
                           1,500       (Boston University), Series P, 5.45% due 5/15/2059                                     1,599
                             225       (Odd Fellows Home of Massachusetts), 6.25% due 1/01/2015                                 209
                         ----------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health and Educational Facilities Authority, Revenue Bonds:
                             800       (Baystate Medical Center), Series E, 6% due 7/01/2026 (e)                                845
                           1,000       (Baystate Medical Center), Series F, 5.75% due 7/01/2033                               1,052
                             350       (Berkshire Health System), Series E, 6.25% due 10/01/2031                                364
                             100       (Capital Asset Program), VRDN, Series E, 2.22% due 1/01/2035 (h)                         100
                           1,500       (Daughters of Charity-Carney), Series D, 6.10% due 7/01/2006 (g)                       1,527
                           1,350       (Harvard University), Series FF, 5.125% due 7/15/2037                                  1,400
                           1,000       (Milford-Whitinsville Hospital), Series D, 6.35% due 7/15/2032                         1,039
                           1,000       (Simmons College), Series F, 5% due 10/01/2033 (c)                                     1,029
                             230       (University of Massachusetts), Series C, 5.125% due 10/01/2034 (c)                       238
                           1,355       (Wheaton College), Series D, 6% due 1/01/2018                                          1,433
                         ----------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds:
                             885       (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                           845
                           1,000       (Berkshire Health System), Series D, 6% due 10/01/2019 (f)                             1,034
                           1,000       (Boston College), Series N, 5.125% due 6/01/2037                                       1,030
                             500       (Christopher House), Series A, 6.875% due 1/01/2029                                      497
                             800       (Covenant Health System), 6% due 7/01/2022                                               853
                             400       (Covenant Health System), 6% due 7/01/2031                                               421
                             495       (Learning Center For Deaf Children), Series C, 6.125% due 7/01/2029                      479
                             500       (Massachusetts Institute of Technology), Series L, 5% due 7/01/2023                      543
                             500       (Milton Hospital), Series C, 5.50% due 7/01/2016                                         499
                             100       (Partners Healthcare System), Series A, 5.375% due 7/01/2024 (f)                         105
                           1,000       (Partners Healthcare System), Series C, 5.75% due 7/01/2032                            1,082
                             395       (Valley Regional Health System), Series C, 5.75% due 7/01/2018 (b)                       404
                           1,750       (Wellesley College), 5% due 7/01/2033                                                  1,802
                           1,000       (Youville House - FHA Insured Project), Series A, 6.25% due 2/15/2007 (d)(g)           1,079
                         ----------------------------------------------------------------------------------------------------------
                             750   Massachusetts State Industrial Finance Agency, Health Care Facility Revenue Bonds
                                   (Age Institute of Massachusetts Project), 8.05% due 11/01/2025                               750
                         ----------------------------------------------------------------------------------------------------------
                           1,500   Massachusetts State Industrial Finance Agency, PCR (General Motors Corporation),
                                   5.55% due 4/01/2009                                                                        1,500
                         ----------------------------------------------------------------------------------------------------------
                             400   Massachusetts State Industrial Finance Agency, Revenue Bonds (Wentworth Institute of
                                   Technology), 5.75% due 10/01/2028                                                            413
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of The Massachusetts Health & Education Tax-Exempt Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2005                      (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
                          Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $   340   Massachusetts State Industrial Finance Agency, Senior Living Facility Revenue Bonds
                                   (Forge Hill Project), AMT, 6.75% due 4/01/2030                                         $     320
                         ----------------------------------------------------------------------------------------------------------
                           1,000   Massachusetts State Water Pollution Abatement Trust, Pool Program Revenue Bonds,
                                   Series 10, 5% due 8/01/2029                                                                1,036
                         ----------------------------------------------------------------------------------------------------------
                             500   Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                   Series A, 5.75% due 8/01/2010 (c)(g)                                                         552
                         ----------------------------------------------------------------------------------------------------------
                           1,000   Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue Bonds (Route 128
                                   Parking Garage), Series B, 6.53%* due 7/01/2009 (g)(j)                                       436
                         ----------------------------------------------------------------------------------------------------------
                           1,000   University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                   Senior Series 04-1, 5.125% due 11/01/2034 (a)                                              1,041
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds (Cost - $39,624) - 129.4%                                           41,325
-----------------------------------------------------------------------------------------------------------------------------------

                          Shares
                            Held   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                               -+  CMA Massachusetts Municipal Money Fund **                                                      -+
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments (Cost - $39,624***) - 129.4%                                            41,325

                                   Other Assets Less Liabilities - 1.9%                                                         606

                                   Preferred Shares, at Redemption Value - (31.3%)                                          (10,003)
                                                                                                                          ----------
                                   Net Assets Applicable to Common Shares - 100.0%                                        $  31,928
                                                                                                                          ==========

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FSA Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features, which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   XL Capital Insured.
(j)   ACA Insured.
(k)   GNMA Collateralized.
(l)   Radian Insured.
+     Amount is less than $1,000.
* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of the purchase of the Trust.
** Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                        Dividend
      Affiliate                                  Net Activity            Income
      --------------------------------------------------------------------------
      CMA Massachusetts Municipal Money Fund          --#                  --
      --------------------------------------------------------------------------
      #     Amount is less than $1,000.

*** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                   $ 39,627
                                                                       ========
      Gross unrealized appreciation                                    $  1,790
      Gross unrealized depreciation                                         (92)
                                                                       --------
      Net unrealized appreciation                                      $  1,698
                                                                       ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust


By: /s/ John M. Loffredo
    --------------------
    John M. Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John M. Loffredo
    --------------------
    John M. Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 23, 2005